Share-based Compensation - Hutchmed Share Option Activity (Details) - Hutchmed Share Option Scheme - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of share options
Outstanding as at beginning of period (in shares)		37,190,590	29,160,990	19,432,560
Granted (in shares)		7,680,820	10,174,840	15,437,080
Exercised (in shares)		(244,490)	(815,190)	(480,780)
Cancelled (in shares)		(3,849,905)	(1,287,650)	(4,486,200)
Expired (in shares)		(1,255,620)	(42,400)	(741,670)
Outstanding as at end of period (in shares)		39,521,395	37,190,590	29,160,990	19,432,560
Vested and exercisable (in shares)		21,113,285	16,077,770
Weighted average exercise price in US$ per share
Outstanding balance as at beginning of period (in US$ per share)		$ 4.88	$ 4.49	$ 4.48
Granted (in US$ per share)		2.26	5.96	4.66
Exercised (in US$ per share)		1.98	3.01	1.23
Cancelled (in US$ per share)		5.19	5.50	5.02
Expired (in US$ per share)		5.66	5.52	6.46
Outstanding balance as at end of period (in US$ per share)		4.34	4.88	$ 4.49	$ 4.48
Vested and exercisable (in US$ per share)		$ 4.57	$ 4.24
Weighted average remaining contractual life (years)
Outstanding (in years)		6 years 6 months 18 days	7 years 14 days	7 years 2 months 15 days	6 years 8 months 1 day
Vested and exercisable (in years)		4 years 9 months 18 days	4 years 10 months 28 days
Aggregate intrinsic value in US$'000
Outstanding (in US$'000)		$ 11,525	$ 82,377	$ 53,990	$ 24,316
Vested and exercisable (in US$'000)		$ 6,288	$ 46,491
Weighted average grant date fair value of share options (in US$ per share)		$ 0.85	$ 2.24	$ 1.76
Executive Director
Number of share options
Granted (in shares)	861,220
Aggregate intrinsic value in US$'000
Vesting period	3 years
Weighted average grant date fair value of share options (in US$ per share)	$ 0.24
Executive Director | ADS
Number of share options
Granted (in shares)	172,244